UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05860

T. Rowe Price U.S. Treasury Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: August 31, 2012

Item 1. Schedule of Investments

U.S. Treasury Funds	August 31, 2012

T. Rowe Price U.S. Treasury Intermediate Fund
Unaudited

Portfolio of Investments ‡

(Amounts in 000s)

	$ Par/Shares	Value
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 9.2%		
U.S. Government Obligations 9.2%		
Government National Mortgage Assn.		
4.50%, 7/20 - 11/20/40	29,775	33,131
6.00%, 4/15/13 - 7/20/39	3,832	4,285
6.50%, 5/15/24 - 9/20/32	185	213
7.00%, 3/15/13 - 12/20/32	1,872	2,198
7.50%, 2/15/16 - 11/15/17	26	27
8.00%, 4/15/17 - 10/15/25	23	24
8.50%, 2/15/17 - 4/15/23	6	7
9.00%, 12/15/19 - 8/15/21	3	3
9.50%, 12/15/24 - 5/15/25	33	35
10.50%, 2/20/16 - 6/20/19	20	22
11.00%, 9/15/15 - 6/15/19	11	11
11.50%, 2/15/13 - 9/15/15	8	8
12.50%, 10/15/13 - 3/15/15	3	3
Government National Mortgage Assn., CMO 4.50%, 7/20/30 - 12/16/35	5,063	5,307
Government National Mortgage Assn., TBA, 3.00%, 1/1/42	7,700	8,091
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $52,251)		53,365
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 89.9%		
U.S. Treasury Obligations 89.9%		
U.S. Treasury Bonds, 7.50%, 11/15/16 (1)	10,520	13,589
U.S. Treasury Bonds, 8.875%, 8/15/17	20,150	28,286
U.S. Treasury Bonds, 8.875%, 2/15/19	13,500	20,307
U.S. Treasury Inflation-Indexed Notes, 1.25%, 7/15/20	4,693	5,545
U.S. Treasury Inflation-Indexed Notes, 1.625%, 1/15/18	5,510	6,407

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price U.S. Treasury Intermediate Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price U.S. Treasury Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The U.S. Treasury Intermediate Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks a high level of income consistent with maximum credit protection and moderate fluctuation in principal.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Pronouncements
In May 2011, the Financial Accounting Standards Board (FASB) issued amended guidance to align fair value measurement and disclosure requirements in U.S. GAAP with International Financial Reporting Standards. The guidance is effective for fiscal years and interim periods beginning on or after December 15, 2011. Adoption had no effect on net assets or results of operations.

In December 2011, the FASB issued amended guidance to enhance disclosure for offsetting assets and liabilities. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are reported at fair value as defined by GAAP. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods
Debt securities are generally traded in the over-the-counter (OTC) market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities and private placements, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors (the Board). Subject to oversight by the Board, the Valuation Committee develops pricing-related policies and procedures and approves all fair-value determinations. The Valuation Committee regularly makes good faith judgments, using a wide variety of sources and information, to establish and adjust valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of private-equity instruments, the Valuation Committee considers a variety of factors, including the company’s business prospects, its financial performance, strategic events impacting the company, relevant valuations of similar companies, new rounds of financing, and any negotiated transactions of significant size between other investors in the company. Because any fair-value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions.

Valuation Inputs
Various inputs are used to determine the value of the fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. The following table summarizes the fund’s financial instruments, based on the inputs used to determine their values on August 31, 2012:

NOTE 3 - DERIVATIVE INSTRUMENTS

The fund may invest in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. Investments in derivatives can magnify returns positively or negatively; however, the fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover the settlement obligations under its open derivative contracts.

The fund values its derivatives at fair value, as described below and in Note 2, and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. The fund does not offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral.

Futures Contracts
The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; and/or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Upon entering into a futures contract, the fund is required to deposit collateral with the broker in the form of cash or securities in an amount equal to a certain percentage of the contract value (margin requirement); the margin requirement must then be maintained at the established level over the life of the contract. Subsequent payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contracts are closed. The value of a futures contract included in net assets is the amount of unsettled variation margin, if any. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, interest rates, and/or currency values; and potential losses in excess of the fund’s initial investment.

NOTE 4 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

TBA Purchase and Sale Commitments
The fund may enter into “to be announced” (TBA) purchase and/or sale commitments, pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such mortgage-backed securities. With TBA transactions, the particular securities to be delivered are not identified at trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund generally enters into TBA purchase transactions with the intention of taking possession of the underlying mortgage securities; however, for either purchase or sale transactions, the fund also may extend the settlement by “rolling” the transaction. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its TBA commitments.

Counterparty Risk and Collateral
The fund has entered into collateral agreements with certain counterparties to mitigate counterparty risk associated with certain over-the-counter (OTC) financial instruments, including swaps, forward currency exchange contracts, TBA purchase commitments, and OTC options (collectively, covered OTC instruments). Subject to certain minimum exposure requirements (which typically range from $100,000 to $500,000), collateral requirements generally are determined and transfers made based on the net aggregate unrealized gain or loss on all OTC instruments covered by a particular collateral agreement with a specified counterparty. At any point in time, the fund’s risk of loss from counterparty credit risk on covered OTC instruments is the aggregate unrealized gain on appreciated covered OTC instruments in excess of collateral, if any, pledged by the counterparty to the fund. Further, in accordance with the terms of the relevant agreements, counterparties to certain OTC instruments may be able to terminate the contracts prior to maturity upon the occurrence of certain stated events, such as a decline in net assets above a certain percentage or a failure by the fund to perform its obligations under the contract. Upon termination, all transactions would typically be liquidated and a net amount would be owed by or payable to the fund.

Counterparty risk related to exchange-traded futures and options contracts is minimal because the exchange’s clearinghouse provides protection against counterparty defaults. Generally, for exchange-traded derivatives such as futures and options, each broker, in its sole discretion, may change margin requirements applicable to the fund.

Collateral can be in the form of cash or debt securities issued by the U.S. government or related agencies. For OTC instruments, collateral both pledged by the fund to a counterparty and pledged by a counterparty to the fund, is held in a segregated account by a third-party agent. For exchange-traded instruments, margin posted by the fund is held by the broker. Securities posted by the fund as collateral or to meet margin requirements are so noted in the accompanying Portfolio of Investments and remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. As of August 31, 2012, securities valued at $392,000 had been posted by the fund to the broker for exchange-traded derivatives.

NOTE 5 - FEDERAL INCOME TAXES

At August 31, 2012, the cost of investments for federal income tax purposes was $551,003,000. Net unrealized gain aggregated $48,049,000 at period-end, of which $48,172,000 related to appreciated investments and $123,000 related to depreciated investments.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. Rowe Price U.S. Treasury Long-Term Fund
Unaudited

Portfolio of Investments ‡

(Amounts in 000s)

	$ Par/Shares	Value
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 8.6%		
U.S. Government Obligations 8.6%		
Government National Mortgage Assn.		
4.50%, 3/20 - 11/20/40	26,445	29,437
5.00%, 3/20/40	1,574	1,756
5.50%, 5/20/35	158	177
6.00%, 8/15/13 - 11/15/39	2,930	3,319
6.50%, 6/15/28 - 9/20/32	95	112
7.00%, 11/20/23 - 12/20/32	1,917	2,253
8.00%, 10/15/16	7	7
8.50%, 10/20/24 - 6/15/26	15	17
9.00%, 11/15/17 - 8/15/25	88	96
10.00%, 12/15/17 - 7/15/22	17	19
10.50%, 11/15/17 - 7/15/19	8	8
Government National Mortgage Assn., CMO		
4.50%, 7/20/30 - 12/16/35	2,615	2,741
Government National Mortgage Assn., CMO, VR		
4.994%, 3/16/30	1,145	1,227
Government National Mortgage Assn., TBA, 3.00%, 1/1/42	7,595	7,981
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $48,157)		49,150
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 90.6%		
U.S. Treasury Obligations 90.6%		
U.S. Treasury Bonds, 2.75%, 8/15/42	1,590	1,604
U.S. Treasury Bonds, 3.00%, 5/15/42	36,875	39,474
U.S. Treasury Bonds, 3.50%, 2/15/39	46,220	54,597
U.S. Treasury Bonds, 3.875%, 8/15/40	26,170	32,909
U.S. Treasury Bonds, 4.375%, 2/15/38	22,110	29,886
U.S. Treasury Bonds, 4.375%, 11/15/39	19,650	26,703

U.S. Treasury Bonds, 4.375%, 5/15/40	27,400	37,277
U.S. Treasury Bonds, 4.375%, 5/15/41	56,440	76,926
U.S. Treasury Bonds, 4.50%, 5/15/38	2,485	3,424
U.S. Treasury Bonds, 4.50%, 8/15/39	19,115	26,447
U.S. Treasury Bonds, 4.625%, 2/15/40	28,050	39,581
U.S. Treasury Bonds, 4.75%, 2/15/37	20,890	29,651
U.S. Treasury Bonds, 5.375%, 2/15/31	21,750	32,088
U.S. Treasury Bonds, 6.00%, 2/15/26	12,265	18,181
U.S. Treasury Bonds, 6.125%, 11/15/27	9,470	14,477
U.S. Treasury Bonds, 6.25%, 5/15/30	8,700	13,886
U.S. Treasury Bonds, 7.125%, 2/15/23 (1)	6,260	9,636
U.S. Treasury Bonds, 7.625%, 2/15/25	10,415	17,195
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 1/15/22	10,722	11,599
U.S. Treasury Notes, 3.125%, 5/15/21	510	586
U.S. Treasury Notes, Stripped Interest Payment Zero Coupon, 5/15/21	5,600	4,939
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $434,398)		521,066
SHORT-TERM INVESTMENTS 2.0%		
Money Market Funds 2.0%		
T. Rowe Price Government Reserve Investment Fund, 0.09%, (2)(3)	11,623	11,623
Total Short-Term Investments (Cost $11,623)		11,623
Total Investments in Securities		
101.2% of Net Assets (Cost $494,178)		**$ 581,839**

‡ Denominated in U.S. dollars unless otherwise noted.
(1) At August 31, 2012, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(2) Affiliated Companies
(3) Seven-day yield

T. Rowe Price U.S. Treasury Long-Term Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price U.S. Treasury Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The U.S. Treasury Long-Term Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks the highest level of income consistent with maximum credit protection.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Pronouncements
In May 2011, the Financial Accounting Standards Board (FASB) issued amended guidance to align fair value measurement and disclosure requirements in U.S. GAAP with International Financial Reporting Standards. The guidance is effective for fiscal years and interim periods beginning on or after December 15, 2011. Adoption had no effect on net assets or results of operations.

In December 2011, the FASB issued amended guidance to enhance disclosure for offsetting assets and liabilities. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are reported at fair value as defined by GAAP. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods
Debt securities are generally traded in the over-the-counter (OTC) market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities and private placements, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors (the Board). Subject to oversight by the Board, the Valuation Committee develops pricing-related policies and procedures and approves all fair-value determinations. The Valuation Committee regularly makes good faith judgments, using a wide variety of sources and information, to establish and adjust valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of private-equity instruments, the Valuation Committee considers a variety of factors, including the company’s business prospects, its financial performance, strategic events impacting the company, relevant valuations of similar companies, new rounds of financing, and any negotiated transactions of significant size between other investors in the company. Because any fair-value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions.

Valuation Inputs
Various inputs are used to determine the value of the fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. The following table summarizes the fund’s financial instruments, based on the inputs used to determine their values on August 31, 2012:

NOTE 3 - DERIVATIVE INSTRUMENTS

The fund may invest in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. Investments in derivatives can magnify returns positively or negatively; however, the fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover the settlement obligations under its open derivative contracts.

The fund values its derivatives at fair value, as described below and in Note 2, and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. The fund does not offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral.

Futures Contracts
The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; and/or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Upon entering into a futures contract, the fund is required to deposit collateral with the broker in the form of cash or securities in an amount equal to a certain percentage of the contract value (margin requirement); the margin requirement must then be maintained at the established level over the life of the contract. Subsequent payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contracts are closed. The value of a futures contract included in net assets is the amount of unsettled variation margin, if any. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, interest rates, and/or currency values; and potential losses in excess of the fund’s initial investment.

NOTE 4 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

TBA Purchase and Sale Commitments

The fund may enter into “to be announced” (TBA) purchase and/or sale commitments, pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such mortgage-backed securities. With TBA transactions, the particular securities to be delivered are not identified at trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund generally enters into TBA purchase transactions with the intention of taking possession of the underlying mortgage securities; however, for either purchase or sale transactions, the fund also may extend the settlement by “rolling” the transaction. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its TBA commitments.

Counterparty Risk and Collateral
The fund has entered into collateral agreements with certain counterparties to mitigate counterparty risk associated with certain over-the-counter (OTC) financial instruments, including swaps, forward currency exchange contracts, TBA purchase commitments, and OTC options (collectively, covered OTC instruments). Subject to certain minimum exposure requirements (which typically range from $100,000 to $500,000), collateral requirements generally are determined and transfers made based on the net aggregate unrealized gain or loss on all OTC instruments covered by a particular collateral agreement with a specified counterparty. At any point in time, the fund’s risk of loss from counterparty credit risk on covered OTC instruments is the aggregate unrealized gain on appreciated covered OTC instruments in excess of collateral, if any, pledged by the counterparty to the fund. Further, in accordance with the terms of the relevant agreements, counterparties to certain OTC instruments may be able to terminate the contracts prior to maturity upon the occurrence of certain stated events, such as a decline in net assets above a certain percentage or a failure by the fund to perform its obligations under the contract. Upon termination, all transactions would typically be liquidated and a net amount would be owed by or payable to the fund.

Counterparty risk related to exchange-traded futures and options contracts is minimal because the exchange’s clearinghouse provides protection against counterparty defaults. Generally, for exchange-traded derivatives such as futures and options, each broker, in its sole discretion, may change margin requirements applicable to the fund.

Collateral can be in the form of cash or debt securities issued by the U.S. government or related agencies. For OTC instruments, collateral both pledged by the fund to a counterparty and pledged by a counterparty to the fund, is held in a segregated account by a third-party agent. For exchange-traded instruments, margin posted by the fund is held by the broker. Securities posted by the fund as collateral or to meet margin requirements are so noted in the accompanying Portfolio of Investments and remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. As of August 31, 2012, no collateral was pledged by either the fund or counterparties for covered OTC instruments. As of August 31, 2012, securities valued at $1,215,000 had been posted by the fund to the broker for exchange-traded derivatives.

NOTE 5 - FEDERAL INCOME TAXES

At August 31, 2012, the cost of investments for federal income tax purposes was $494,178,000. Net unrealized gain aggregated $88,060,000 at period-end, of which $88,470,000 related to appreciated investments and $410,000 related to depreciated investments.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. Rowe Price U.S. Treasury Money Fund
Unaudited

Portfolio of Investments ‡

(Amounts in 000s)

	$ Par	Value
OTHER NOTES 11.2%		
Citibank, 1.75%, 12/28/12 (1)	19,000	19,094
Citibank, VR, 0.435%, 11/15/12 (1)	56,000	56,036
Citigroup Funding, 1.875%, 10/22/12 (1)	18,238	18,281
Citigroup Funding, 1.875%, 11/15/12 (1)	4,100	4,114
GE Capital, 2.125%, 12/21/12 (1)	20,945	21,068
GE Capital, 2.625%, 12/28/12 (1)	50,166	50,558
JPMorgan Chase, 2.125%, 12/26/12 (1)	37,249	37,477
Total Other Notes (Cost $206,628)		206,628
TREASURY DEBT 31.7%		
U.S. Treasury Notes, 0.375%, 10/31/12	45,000	45,020
U.S. Treasury Notes, 0.625%, 4/30/13	5,000	5,014
U.S. Treasury Notes, 1.375%, 9/15/12	38,000	38,017
U.S. Treasury Notes, 1.375%, 10/15/12	69,000	69,103
U.S. Treasury Notes, 1.375%, 11/15/12	18,000	18,044
U.S. Treasury Notes, 1.375%, 1/15/13	29,500	29,630
U.S. Treasury Notes, 1.375%, 2/15/13	22,800	22,923
U.S. Treasury Notes, 1.375%, 3/15/13	69,590	70,034
U.S. Treasury Notes, 1.375%, 5/15/13	22,800	22,982
U.S. Treasury Notes, 1.75%, 4/15/13	59,350	59,923
U.S. Treasury Notes, 2.875%, 1/31/13	29,550	29,883
U.S. Treasury Notes, 3.125%, 4/30/13	73,500	74,923
U.S. Treasury Notes, 3.875%, 10/31/12	39,000	39,239
U.S. Treasury Notes, 3.875%, 2/15/13	20,000	20,338
U.S. Treasury Notes, 4.00%, 11/15/12	37,500	37,793
Total Treasury Debt (Cost $582,866)		582,866

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price U.S. Treasury Money Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price U.S. Treasury Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The U.S. Treasury Money Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks maximum preservation of capital and liquidity and, consistent with these goals, the highest possible current income.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Pronouncements
In May 2011, the Financial Accounting Standards Board (FASB) issued amended guidance to align fair value measurement and disclosure requirements in U.S. GAAP with International Financial Reporting Standards. The guidance is effective for fiscal years and interim periods beginning on or after December 15, 2011. Adoption had no effect on net assets or results of operations.

In December 2011, the FASB issued amended guidance to enhance disclosure for offsetting assets and liabilities. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 - VALUATION

The fund values its financial instruments and computes its net asset value per share each day that the New York Stock Exchange is open for business. In accordance with Rule 2a-7 under the 1940 Act, securities are valued at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Various inputs are used to determine the value of the fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. For example, securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market. On August 31, 2012, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their values.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Repurchase Agreements
The fund may invest in repurchase agreements. All repurchase agreements are fully collateralized by U.S. government securities. Collateral is in the possession of the fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

NOTE 4 - FEDERAL INCOME TAXES

At August 31, 2012, the cost of investments for federal income tax purposes was $1,837,895,000.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price U.S. Treasury Funds, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date October 24, 2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date October 24, 2012

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date October 24, 2012